Details of Bank Accounting for Ten Percent or More of Total Deposits (Detail) (Deposits)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Bank A
Concentration Risk [Line Items]
Percentage of deposits	61.70%	76.50%
Bank B
Concentration Risk [Line Items]
Percentage of deposits	29.00%	20.20%